Segment Information (Details) - Schedule of Long-Lived Assets from Continuing Operations Including Property and Equipment, Net, and Operating Lease Right-of-Use Assets - CNY (¥) ¥ in Thousands		Aug. 31, 2024	Aug. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets		¥ 1,768,755	¥ 1,880,015
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	[1]	108,595	142,761
US [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets		338,188	378,691
UK [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets		¥ 1,321,972	¥ 1,358,563

[1]	Includes mainland China and Hong Kong.